Consolidated statements of cash flows - USD ($) $ in Millions	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021
Operating activities
Net income for the period	$ 1.7	$ 22.1
Items not affecting cash
Share-based compensation	2.1	1.1
Depreciation	2.4	1.2
Foreign exchange (gain) loss on translation	0.8	(0.3)
Gains on financial instruments	(21.4)	(34.2)
Interest expense	3.0	2.5
Interest paid	(0.7)	(0.3)
Interest received	2.7	0.1
Interest income	(3.5)	(0.1)
Cash flows from (used in) operations before changes in working capital	(12.9)	(7.9)
Changes in non-cash working capital items
Accounts receivable	(2.8)	(1.2)
Other receivables	(1.4)	0.1
Prepayments and deposits	(0.3)	3.1
Inventories	(0.8)	(0.9)
Accounts payable and accrued liabilities	(20.2)	(7.5)
Cash used by operating activities	(38.4)	(14.3)
Investing activities
Purchases of plant and equipment	(11.8)	(2.2)
Prepaid equipment deposits	(9.7)	(16.0)
Cash used by investing activities	(21.5)	(18.2)
Financing activities
Repayment of lease principal	(0.5)	(0.6)
Cash provided by financing activities	(0.5)	(0.6)
Net change in cash and cash equivalents	(60.4)	(33.1)
Cash and cash equivalents, beginning of period	578.3	596.9
Cash and cash equivalents, end of period	517.9	563.8
Non-cash investing activities
Purchase of plant and equipment in payables and accruals	$ 48.6	$ 2.3